Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475		$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455		$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,660,708	1,618,099	1,523,216	1,475,756	1,341,360	1,196,875	1,237,129	1,141,402	1,064,936	993,577	1,040,009	1,248,528	1,318,104	1,206,198	1,207,426	1,115,510	1,048,935	914,650	837,534	686,348		867,693	795,339	786,199	755,270	662,265	772,791	721,399	694,395	698,900	657,248	628,516	610,118	576,980	553,674	530,351	516,758	511,802	481,606	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	21,772	21,407	19,746	20,340	18,906	16,769	18,093	16,901	15,933	15,301	15,264	18,904	21,636	21,634	22,930	22,066	21,040	16,234	15,149	11,601		15,628	14,029	14,640	14,248	12,163	15,525	14,712	13,720	13,411	12,824	12,073	11,565	10,978	10,600	9,705	9,400	9,862	9,453		$ 10,874	$ 10,663	$ 10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	1,069,715	1,051,793	970,199	999,372	928,942	823,916	888,976	830,411	782,870	751,804	749,990	928,830	1,063,068	1,062,950	1,126,633	1,084,161	1,033,763	797,620	744,340	570,008		$ 767,842	$ 689,301	$ 719,319	$ 700,080	$ 597,619	$ 762,787	$ 722,861	$ 674,106	$ 658,954	$ 630,065	$ 593,179	$ 568,240	$ 539,389	$ 520,796	$ 476,825	$ 461,857	$ 484,548	$ 464,484	$ 500,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	$ 21,516	$ 21,156	$ 19,515	$ 20,102	$ 18,685	$ 16,572	$ 17,881	$ 16,703	$ 15,747	$ 15,122	$ 15,085	$ 18,683	$ 21,383	$ 21,380	$ 22,661	$ 21,807	$ 20,793	$ 16,043	$ 14,972	$ 11,465	$ 10,000